Property plant and equipment (Tables)	9 Months Ended
Jun. 30, 2026
Property plant and equipment
Schedule Of Property, Plant and Equipment
	Land	Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Capital work in progress	Battery technology	Total
Gross carrying amount
Balance beginning	$215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Additions	-	-	1,451	2,106	500	36	3,129	263	7,485
Exchange differences	-	-	(100)	(13)	(60)	(6)	-	(46)	(225)
Balance ending	$215	7,485	4,460	2,422	2,953	150	5,178	2,233	25,096
Depreciation and impairment
Balance beginning	$-	(1,167)	(1,977)	(79)	(1,038)	(92)	-	(440)	(4,793)
Depreciation	-	(281)	(389)	(59)	(296)	(22)	-	(315)	(1,362)
Exchange differences	-	(1)	48	3	29	3	-	19	101
Balance ending	$-	(1,449)	(2,318)	(135)	(1,305)	(111)	-	(736)	(6,054)
Net Book Value ending	$215	6,036	2,142	2,287	1,648	39	5,178	1,497	19,042
	Land	Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Capital work in progress	Battery technology	Total
Gross carrying amount
Balance beginning	$215	7,485	3,209	76	1,809	105	-	935	13,834
Additions	-	-	(96)	253	1,213	20	2,049	1,076	4,515
Disposals	-	-	-	-	(509)	-	-	11	(498)
Exchange differences	-		(4)	-	-	(5)	-	(6)	(15)
Balance ending	$215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Depreciation and impairment
Balance beginning	$-	(793)	(1584)	(48)	(1,194)	(72)	-	(169)	(3,860)
Depreciation	-	(374)	(393)	(31)	(279)	(21)	-	(271)	(1,369)
Disposals	-	-	-	-	435	-	-	-	435
Exchange differences	-	-	-	-	-	1	-	-	1
Balance ending	$-	(1,167)	(1,977)	(79)	(1,038)	(92)	-	(440)	(4,793)
Net Book Value ending	$215	6,318	1,132	250	1,475	28	2,049	1,576	13,043